INCOME AND SOCIAL CONTRIBUTION TAXES - Carryforwards (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
INCOME AND SOCIAL CONTRIBUTION TAXES
Tax loss carryforward	R$ 4,828,384	R$ 4,627,504
Negative tax basis of social contribution carryforward	R$ 4,947,222	R$ 4,567,489